9. Net Loss per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Net Loss Per Share Details
Net loss available for stockholders	$ (1,278,436)	$ (15,093,726)	$ (23,562,979)	$ (3,037,594)
Weighted average outstanding shares of common stock	61,583,086	50,511,090	56,742,881	45,327,116
Dilutive effect of stock options and warrants
Common stock and equivalents	61,583,086	50,511,090	56,742,881	45,327,116
Net loss per share - Basic and diluted	$ (0.02)	$ (0.30)	$ (0.42)	$ (0.07)